Schedule of Investments
May 31, 2024 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 71.58%

Air Courier Services - 2.35%
FedEx Corp.	4,400	1,117,424

Aircraft Engines & Engines Parts - 2.12%
Honeywell International, Inc.	5,000	1,010,950

Beverages - 1.45%
The PepsiCo, Inc.	4,000	691,600

Commercial Banks - 1.29%
Toronto Dominion Bank (Canada)	11,000	615,120

Electric Services - 3.65%
American Electric Power Co., Inc.	3,400	306,850
NextEra Energy, Inc.	17,900	1,432,358

		1,739,208

Electrical Work - 3.77%
Quanta Services, Inc.	6,500	1,793,610

Electromedical & Electrotherapeutic Apparatus - 1.61%
Medtronic plc (Ireland)	9,400	764,878

Electronic Computers - 2.50%
Apple, Inc.	6,200	1,191,950

Food & Kindred Products - 1.09%
Nestle S.A. ADR (2)	4,900	520,870

Guided Missiles & Space Vehicles & Parts - 2.52%
Lockheed Martin Corp.	2,550	1,199,367

National Commercial Banks - 3.45%
JPMorgan Chase & Co.	8,100	1,641,303

Petroleum Refining - 3.38%
Chevron Corp.	6,300	1,022,490
Exxon Mobil Corporation	5,000	586,300

		1,608,790

Pharmaceutical Preparations - 10.39%
Bristol Myers Squibb Co.	8,550	351,320
Eli Lilly & Co.	1,800	1,476,612
Johnson & Johnson	5,000	733,350
Merck & Co., Inc.	11,950	1,500,203
Pfizer, Inc.	31,000	888,460

		4,949,945

Railroads, Line-Haul Operating - 2.25%
Union Pacific Corp. Class B	4,600	1,070,972

Retail-Drug Stores and Proprietary Stores - 2.04%
CVS Health Corp.	16,294	971,122

Retail-Lumber & Other Building Materials Dealers - 1.55%
The Home Depot, Inc.	2,200	736,714

Retail-Variety Stores - 3.31%
WalMart, Inc.	24,000	1,578,240

Rubber & Plastics Footwear - 1.00%
Nike, Inc. Class B	5,000	475,250

Semiconductors & Related Devices - 4.31%
Broadcom, Inc.	1,240	1,647,402
Intel Corp.	13,200	407,220

		2,054,622

Services-Business Services - 4.74%
Accenture plc Class A (Ireland)	3,000	846,870
MasterCard, Inc. Class A	3,150	1,408,271

		2,255,141

Services-Computer Programming, Data Processing, Etc. - 6.82%
Alphabet, Inc. Class A (2)	8,600	1,483,500
Meta Platforms, Inc. Class A (2)	3,775	1,762,283

		3,245,783

Services-Medical Laboratories - 0.88%
Laboratory Corp. of America Holdings	2,150	419,057

Services-Miscellaneous Amusement & Recreation - 1.31%
The Walt Disney Co. (2)	6,000	623,460

Services-Prepackaged Software - 3.23%
Microsoft Corp.	3,700	1,535,981

Sugar & Confectionery Products - 0.58%
The Hershey Co.	1,400	276,962

Total Common Stock	(Cost $ 16,795,356)	34,088,318

Real Estate Investment Trusts - 4.05%

Extra Space Storage, Inc.	5,100	738,327
Prologis, Inc. (2)	9,452	1,044,351
Ready Capital Corp., 5.750%, due 02/15/26 (2)	6,000	145,500

Total Real Estate Investment Trusts	(Cost $ 1,043,026)	1,928,178

Corporate Bonds - 12.12% (5)

Air Transportation, Scheduled - 0.52%
Southwest Airlines Co., 5.250%, due 05/04/25	250,000	248,954

Aircraft - 0.50%
Boeing Co., 2.600%, due 10/30/25	250,000	238,261

Asset Management - 0.52%
Janus Capital Group, Inc., 4.875%, due 08/01/25	250,000	247,086

Builders - 0.31%
Lennar Corp., 4.750%, due 11/29/27	150,000	147,990

Commercial Banks - 0.19%
Royal Bank of Canada, 1.200%, due 04/27/26	100,000	92,564

Electric Services - 0.21%
Southern California Edison Co. Series E, 3.700%, due 08/01/25	100,000	97,801

Entertainment - 0.54%
The Walt Disney Co., 7.700%, 10/30/2025	250,000	257,633

Financial Services - 0.26%
General Motors Financial Co., Inc., 3.100%, due 01/12/32	150,000	125,398

Investment Advice - 0.41%
Affiliated Managers Group, Inc., 3.500%, due 08/01/25	200,000	195,017

National Commercial Banks - 2.72%
Banc of California, Inc., 5.250%, due 04/15/25	300,000	293,463
Bank of America Corp. Series L, 3.950%, due 04/21/2025	100,000	98,473
JPMorgan Chase & Co. Series B, 6.880, due 02/01/2027 (3-month US Libor + .50%)	150,000	147,032
Old National Bancorp, 4.125%, due 08/15/2024	100,000	99,469
Truist Financial Corp. Series M, 5.125%, to 12/15/2027	150,000	138,789
US Bancorp, 3.70%, 01/15/2027	300,000	267,007
Wells Fargo & Company, 6.000%, 10/28/2025	250,000	249,879

		1,294,112

Personal Credit Institutions - 0.52%
Discover Financial Services Series D, 6.125%, to 06/23/25	250,000	248,540

Pharmaceutical Preparations - 0.20%
AbbVie, Inc., 3.200%, due 05/14/26	100,000	96,301

Paper Mills - 0.90%
Georgia-Pacific, LLC., 7.250%, 06/01/28	400,000	429,343

Security Brokers, Dealers & Flotation Companies - 1.39%
Capital Southwest Corp., 3.375%, due 10/01/26	400,000	365,000
Jeffries Financial Group, Inc. 6.500%, 10/31/29	300,000	297,994

		662,994

Services-Advertising Agencies - 0.41%
Omnicom Group, Inc., 3.600%, due 04/15/26	200,000	193,813

Services-Equipment Rental & Leasing, Nec - 0.89%
Air Lease Corp., 3.625%, due 12/01/27	200,000	188,369
United Rentals, Inc., 3.875%, due 11/15/27	250,000	235,001

		423,370

Services-Prepackaged Software - 0.50%
Oracle Corp., 1.650%, due 03/25/26	100,000	93,511
VMWare, Inc., 3.900%, due 08/21/27	150,000	143,221

		236,732

State Commercial Banks - 1.13%
Citizens Financial Group, Inc., 4.350%, due 08/01/25	100,000	97,724
Eagle Bancorp, Inc., 5.750%, due 09/01/24	250,000	246,914
Fifth Third Bancorp Series L, 4.500%, to 09/30/25	200,000	192,850

		537,488

Total Corporate Bonds	(Cost $ 6,142,602)	5,773,397

Municipal Bonds - 4.67% (5)

California - 0.08%
Porterville Unified School District, 7.250%, due 07/01/27	20,000	20,031
San Bernardino County Redevelopment Agency, 3.625%, due 09/01/24	20,000	19,884

		39,916

Georgia - 0.21%
Georgia Loc. Govt., 4.750%, due 06/01/28	99,000	99,239

Indiana - 0.65%
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/27	135,000	135,045
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 08/01/28	190,000	174,690

		309,734

Maryland - 0.42%
Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	200,000	199,628

Michigan - 0.51%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 08/01/26	25,000	25,777
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/27	227,500	217,390

		243,167

New York - 1.03%
New York City, NY Transitional Financice Authority Revenue, 2.760%, due 02/01/26	250,000	240,270
New York St Dorm Auth Revenues, 1.085%, due 07/01/24	250,000	249,128

		489,398

Ohio - 0.54%
New Albany, Floyd County Industry School First Mortgage, 5.000%, due 01/15/27	250,000	258,538

Pennsylvania - 0.85%
East-Norriton-Plymouth-Whipain Joint Sewer Authority, 1.832%, due 8/01/28	250,000	221,508
Pennsylvania ST Txble-Ref-First Refunding Series, 1.200%, due 08/01/26	200,000	184,054

		405,562

Washington - 0.15%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/25	70,000	69,667

Wisconsin - 0.23%
Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	110,000	109,184

Total Municipal Bonds	(Cost $ 2,349,814)	2,224,031

Preferred Securities - 1.68% (5)

Asset Management - 0.17%
B Riley Financial, Inc., 6.50%, due 09/30/26	4,000	81,640

Motor Vehicles & Passenger Car Bodies - 0.29%
Ford Motor Co., 6.000%, due 12/01/59	6,000	139,980

National Commercial Banks - 1.16%
BAC Capital Trust XIII Series F, 6.071%, 03/15/43 (2)	150,000	121,142
Huntington Bancshares, Inc. Series E, 8.470%, to 07/15/2024 (2)	150,000	146,623
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/2027 (2)	150,000	138,355
PNC Capital Trust C, 5.532%, due 06/01/2028 (3-month Libor + 0.57%) (2)	150,000	142,182

		548,302

Telephone Communications (No Radio Telephone) - 0.07%
QWest Corp., 6.500%, due 09/01/56	3,000	31,080

Total Preferred Securities	(Cost $ 842,099)	801,002

Structured Notes - 0.36% (5)

Security Brokers, Dealers & Flotation Companies - 0.36%
Goldman Sachs Group, Inc., 0.000%, Capped at 10% (4) (maturity date: 11/13/28)	125,000	99,763
Morgan Stanley Series MTN, 0.000%, due 08/30/28 (4)	95,000	73,440

Total Structured Note	(Cost $ 212,432)	173,202

US Government - 1.50%

U.S. Government Treasury Bill, 3.875%, 08/15/33	750,000	713,262

Total US Government	(Cost $ 707,905)	713,262

Money Market Registered Investment Companies - 3.74%

Federated Treasury Obligation Fund - Institutional Shares 5.10% (4)	1,782,920	1,782,920

Total Money Market Registered Investment Companies	(Cost $ 1,782,920)	1,782,920

Total Investments - 99.71%	(Cost $ 29,876,154)	47,484,310

Other Assets Less Liabilities - 0.29%		136,045

Total Net Assets - 100.00%		47,620,355

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$38,512,678	$-
Level 2 - Other Significant Observable Inputs	8,971,632	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$47,484,310	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at May 31, 2024.
(5) All Corporate Bonds, Municipal Bonds, Preferred Securities and Structured Notes are categorized as Level 2 of the fair value hierarchy.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.